Subsequent Event	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event

15. SUBSEQUENT EVENT

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia. There is significant uncertainty around the duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

On May 8, 2020, the Company entered into a Share Exchange Agreement with Mr. How Kok Choong, CEO and director of the Company to acquire 9,590,596 ordinary shares, no par value, equivalent to approximately 99.99% of the equity interest in Agape Superior Living Sdn Bhd, an entity incorporated in Malaysia for $1,714,003. The purchase consideration represented the net asset carrying value of the acquiree as of March 31, 2020. The payment, net of the amount due from Mr. How Kok Choong of $656,495 as of March 31, 2020 arising from the purchase of the Company’s non-marketable security, will be satisfied together with the issuance of 162,694 shares of the Company’s common stock. Upon completion, the number of shares of common stock of the Company will be increased from 376,275,500 to 376,438,194, equivalent to approximately 0.0432% increase of the total issued and outstanding common stock of the Company after the issuance of the additional shares, which was valued at $1,057,508 based on the closing price of $6.50 of the Company at March 31, 2020.

15. SUBSEQUENT EVENT

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.